CREDIT RISK AND CONCENTRATION - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Concentration Risk
Cash and cash equivalents			$ 43,913	$ 49,968
Increase or decrease in interest rates of short-term investments that will not significantly affect the fair value of investment portfolio (as a percent)			10.00%
Net sales	[1]		$ 10,878	15,753	$ 14,052
China
Concentration Risk
Net sales			2,084	2,577	$ 1,735
Cash and Cash Equivalents | Countries Other than US | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 38,600	$ 3,500
Accounts Receivable | Customer Concentration Risk | Customer A
Concentration Risk
Concentration of risk (as a percent)			0.00%	0.00%
Accounts Receivable | Customer Concentration Risk | Customer B
Concentration Risk
Concentration of risk (as a percent)			78.00%	79.00%
Net sales			$ 6,400
Accounts Receivable | Customer Concentration Risk | Customer B | Subsequent Event
Concentration Risk
Net sales		$ 900
Subsidiaries | China
Concentration Risk
Cash and cash equivalents			17,200	$ 15,300
Subsidiaries | Cash and Cash Equivalents | China | Credit Concentration Risk
Concentration Risk
Cash and cash equivalents			$ 17,200	$ 15,300

[1]	Revenue recognized for the years ended December 31, 2024, 2023 and 2022 that was included in deferred revenue (including current and non-current) and customer advances as of the beginning of each year was $0.1 million, $0.1 million and $0.3 million, respectively.